American Independence Stock Fund
FUND SUMMARY – STOCK FUND
Investment Objectives/Goals.
The Fund’s investment objective is to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "Investing With The Funds" starting on page 62 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence Stock Fund	Institutional Class Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none	1.00%	[1]
Redemption Fee	none	none	none
[1]	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence Stock Fund		Institutional Class Shares	Class A Shares		Class C Shares
Management Fee		1.00%	1.00%		1.00%
Distribution and Service (12b-1) Fees		none	0.32%	[1]	1.00%
Other Expenses		0.46%	0.46%		0.46%
Acquired Fund Fees and Expenses		0.01%	0.01%		0.01%
Total Annual Fund Operating Expenses		1.47%	1.79%		2.47%
Fee Waivers and Expense Reimbursements	[2]	(0.30%)	(0.30%)		(0.30%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.17%	1.49%		2.17%
[1]	The Board approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A. In addition, the Board approved a Shareholder Services Plan for Class A shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing only 0.07% of the distribution fee and is assessing the full 0.25% of the shareholder servicing fee.
[2]	AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2012 in order to keep the Total Annual Fund Operating Expenses to 1.16%, 1.48% and 2.16% of the Fund's average net assets for Institutional Class Shares, Class A Shares and Class C Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	119	435	774	1,732
Class A Shares	718	1,078	1,463	2,536
Class C Shares	323	741	1,289	2,784

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Stock Fund’s portfolio turnover rate was 181% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies.  The Fund’s Adviser uses a value oriented approach to selecting stocks by identifying stocks that it considers undervalued (i.e., priced less than its real worth). Under normal market conditions, the Fund intends to invest in the following manner:

•	At least 80% of its net assets, plus borrowings for investment purposes, in common and/or preferred stocks;

•	At least 65% of its total assets in such stocks issued by U.S. companies with large market capitalizations (over $5 billion) at the time of purchase and up to 35% of its total assets in companies with small- to mid-sized market capitalizations;

•	May engage in hedging through the use of put and call options and written covered put and call options on securities in which the Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options); and

•	May also invest in securities that are convertible into common stock and preferred stock.

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges
•	Preferred stocks
•	Convertible bonds rated investment grade or higher with a maturity between 1-30 years.
•	Short term money market securities
•	Derivative Instruments (consisting of exchange-traded options)
•	Exchange-traded funds (“ETFs”); to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF.

Principal Risks.  Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests primarily in value stocks, its performance may lag when growth stocks outperform value stocks.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies (‘Underlying Funds’).  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years compare with those of the Fund’s benchmark, the Russell 1000 Value Index. From January 21, 1997 through March 1, 2007 the Fund was managed by Barrow, Hanley, Mewhinney & Strauss, Inc.

Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

STOCK FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	20.41%	Q2 2003
Worst quarter:	(22.26)%	Q4 2008

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2010
Average Annual Total Returns American Independence Stock Fund	1 Year	5 Years	10 Years
Institutional Class Shares	15.55%	7.16%	6.66%
Institutional Class Shares - Return After Taxes on Distributions	13.77%	5.82%	5.79%
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	10.80%	5.91%	5.60%
Class A Shares	8.65%	5.43%	5.56%
Class C Shares	13.39%	6.73%	6.13%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares and Class C Shares reflect the deduction of sales loads. After-tax returns for Class A and Class C Shares, which are not shown, will vary from those shown for Institutional Class Shares.

American Independence International Alpha Strategies Fund
FUND SUMMARY – International Alpha Strategies Fund
Investment Objectives/Goals.
The Fund’s goal is to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "Investing With The Funds" starting on page 62 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence International Alpha Strategies Fund	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence International Alpha Strategies Fund		Institutional Class Shares	Class A Shares
Management Fee		0.81%	0.81%
Distribution and Service (12b-1) Fees		none	0.50%
Other Expenses		0.42%	0.42%
Total Annual Fund Operating Expenses		1.23%	1.73%
Fee Waivers and Expense Reimbursements	[1]	(0.28%)	(0.28%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.95%	1.45%
[1]	AIFS has contractually agreed to reduce the management fee and reimburse expenses until May 31, 2013 in order to keep the Total Annual Fund Operating Expenses to 0.95% and 1.45% of the Fund's average net assets for Institutional Class Shares and Class A Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence International Alpha Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	97	363	649	1,464
Class A Shares	714	1,063	1,435	2,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the International Alpha Strategies Fund’s portfolio turnover rate was 439% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies.  The Fund seeks its objective by investing in equity securities of issuers based outside of the United States.  The Fund will invest in both value and growth securities, such strategy is otherwise known as “core”. Under normal market conditions, the Fund intends to invest in the following manner:

•	Primarily in the equity securities of companies located outside the U.S., including emerging markets;

•	At least 80% of its net assets in ‘‘foreign securities’’, which means those securities issued by companies (1) whose principal securities trading markets are outside the U.S.; (2) that are linked to non-U.S. dollar currencies; or (3) that are organized under the laws of, or with principal office in, a country other than the U.S.;

•	No more than 20% of net assets in developing countries or emerging market securities;

•	Invest in securities denominated in the currencies of a variety of countries, as well as in securities denominated in multinational currencies such as the Euro;

•	May enter into currency hedges that may decrease or offset any losses from such fluctuations;

•	Invest in American Depository Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) issued by sponsored or unsponsored facilities;

•	May invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the counter; and

•	May invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges of countries outside the U.S. (both developed and emerging market countries)
•	American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts
•	Short term money market securities
•	Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities
•	Currency hedges

Principal Risks.  Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities Risk.  To the extent the Fund invests in depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Emerging Market Country Risk. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable which may result in less liquidity and greater price volatility. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

Political Risk. A greater potential for revolts, and the taking of assets by governments exists when investing in securities of foreign countries.

U.S. Government Obligations Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. Debt securities are subject to the risk that fixed income prices in general may lose value because of declines in the bond market. The prices of fixed income securities respond to a variety of economic factors, particularly interest rate changes, as well as to perceptions about the credit worthiness of both corporate and government issuers. Generally fixed income securities will decrease in value if interest rates rise and will increase in value if interest rates decline.

Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance.  The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years compare with those of the Fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (‘‘MSCI EAFE’’) Index. The Fund has been in existence since November 1, 1995 but until March 2, 2006, the Fund was organized as the International Multi Manager Stock Fund of the former American Independence Funds Trust.

Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

International Alpha Strategies Fund PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	22.28%	Q2 2009
Worst quarter:	(22.23)%	Q3 2002

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2010
Average Annual Total Returns American Independence International Alpha Strategies Fund	1 Year	5 Years	10 Years
Institutional Class Shares	5.62%	2.72%	4.77%
Institutional Class Shares - Return After Taxes on Distributions	5.59%	1.62%	3.93%
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	3.69%	2.28%	4.03%
Class A Shares	(0.92%)	0.98%	3.62%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares reflect the deduction of the sales load. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

American Independence U.S. Inflation-Indexed Fund
FUND SUMMARY – U.S. INFLATION-INDEXED FUND
Investment Objectives/Goals.
The Fund’s goal is to provide investors with a high level of total return in excess of inflation as may be consistent with the preservation of capital.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "Investing With The Funds" starting on page 62 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence U.S. Inflation-Indexed Fund	Institutional Class Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none	1.00%	[1]
Redemption Fee	none	none	none
[1]	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence U.S. Inflation-Indexed Fund		Institutional Class Shares	Class A Shares		Class C Shares
Management Fee		0.40%	0.40%		0.40%
Distribution and Service (12b-1) Fees		none	0.45%	[1]	1.00%
Other Expenses		0.36%	0.36%		0.36%
Total Annual Fund Operating Expenses		0.76%	1.21%		1.76%
Fee Waivers and Expense Reimbursements	[2]	(0.44%)	(0.44%)		(0.44%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.32%	0.77%		1.32%
[1]	The Board approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A. In addition, the Board approved a Shareholder Services Plan for Class A shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% of the distribution fee and is assessing only 0.20% of the shareholder servicing fee.
[2]	Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund until March 1, 2013 to ensure that Total Annual Operating Expenses do not exceed 0.32%, 0.77% and 1.32% of the Fund's average net assets for the Institutional Class Shares, Class A Shares and Class C Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence U.S. Inflation-Indexed Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	33	152	333	857
Class A Shares	500	707	978	1,752
Class C Shares	238	466	869	1,998

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the U.S. Inflation-Indexed Fund’s portfolio turnover rate was 260% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies.  Under normal market conditions, the Fund intends to invest in the following manner:

•	At least 80% of the Fund's net assets (including borrowings for investment purposes) in inflation-indexed securities that are denominated in U.S. dollars and derivative instruments denominated in U.S. dollars whose returns are linked to the inflation rate;

•	Derivatives as a substitute for direct investment in inflation-indexed securities; and

•	Up to 20% of the Fund’s net assets (including borrowings for investment purposes) in foreign inflation-indexed securities (sovereign issues only) whose returns may be hedged into U.S. dollars, U.S. government and agency securities that are not indexed to inflation, and corporate bonds denominated in U.S. dollars or foreign currencies.

Main types of securities the Fund may hold:

•	Inflation-Linked Securities
•	Derivative Securities (consisting of exchange-traded U.S. Government bond futures and options on interest rates or U.S. Government bonds)
•	Foreign sovereign inflation-indexed securities
•	Corporate Bonds

Principal Risks.  Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below.

Inflation-Indexed Securities. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk. The value of inflation-indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), the Fund may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Credit Risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Duration risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates than a fund with a shorter average Fund duration.

U.S. Government Obligations Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. Debt securities are subject to the risk that fixed income prices in general may lose value because of declines in the bond market. The prices of fixed income securities respond to a variety of economic factors, particularly interest rate changes, as well as to perceptions about the credit worthiness of both corporate and government issuers. Generally fixed income securities will decrease in value if interest rates rise and will increase in value if interest rates decline.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year, 5 year and since inception period compare with those of the Fund’s benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund has been in existence since January 2, 2001, but until May 8, 2008, the Fund was organized as the U.S. Inflation-Indexed Portfolio of the former FFTW Funds.

Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

U.S. INFLATION-INDEXED FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	7.88%	Q3 2002
Worst quarter:	(4.28)%	Q3 2008

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2010
Average Annual Total Returns American Independence U.S. Inflation-Indexed Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares	6.37%	5.69%	7.15%	Jan. 02, 2001
Institutional Class Shares - Return After Taxes on Distributions	3.83%	3.98%	4.94%	Jan. 02, 2001
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	4.44%	3.91%	4.88%	Jan. 02, 2001
Class A Shares	1.60%	4.56%	6.45%	Jan. 02, 2001
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	6.31%	5.33%	6.93%	Jan. 02, 2001

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares reflect the deduction of the sales load. The after tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

American Independence Fusion Fund
FUND SUMMARY – FUSION FUND
Investment Objectives/Goals.

The Fund’s investment objective is long-term capital appreciation across a wide variety of market conditions, with the goal of providing longer-term investors better returns with less volatility than the broad equity market averages across a full market cycle.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 62 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence Fusion Fund	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence Fusion Fund		Institutional Class Shares	Class A Shares
Management Fee		1.40%	1.40%
Distribution and Service (12b-1) Fees		none	0.50%
Other Expenses - Short Sale Dividend Expenses		0.92%	0.92%
Other Expenses - Administrative Expenses		2.92%	2.92%
Acquired Fund Fees and Expenses		0.07%	0.07%
Total Annual Fund Operating Expenses		5.31%	5.81%
Fee Waivers and Expense Reimbursements	[1]	(2.42%)	(2.42%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	2.89%	3.39%
[1]	Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund until March 1, 2012 to ensure that Total Annual Operating Expenses do not exceed 1.90% and 2.40% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses" and "Short Sale Dividend Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence Fusion Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	292	1,373	2,447	5,104
Class A Shares	897	2,001	3,087	5,726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.    During the most recent fiscal year, the Fusion Fund’s portfolio turnover rate was 349% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies.  Under normal market conditions, the Fund intends to invest in the following manner:

•	Equities and exchange-traded funds (“ETFs”) representing: both U.S. and overseas debt and equity securities;

•	Securities in both developed and emerging markets in Europe, the Far East, the Middle East, Africa, Australia, South America, and North America;

•	Will hold long positions with an aggregate value of up to 100% of its net assets and establish short positions with a market value of approximately 45% of its net assets;

•	Up to 30% of its net assets in U.S. Government zero-coupon bonds; and

•	Other investment companies.

•	May use put options on indices to alter exposure as overall insurance when volatility is low and rising number of cyclical short ideas.

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges
•	Fixed income securities
•	U.S. Government Zero Coupon Bonds
•	Short term money market securities
•	Exchange-traded funds (“ETFs”) and Other Investment Companies
•	Foreign securities
•	Futures Contracts, Swaps and Options

Principal Risks.  Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Credit Risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

U.S. Government Obligations Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. Debt securities are subject to the risk that fixed income prices in general may lose value because of declines in the bond market. The prices of fixed income securities respond to a variety of economic factors, particularly interest rate changes, as well as to perceptions about the credit worthiness of both corporate and government issuers. Generally fixed income securities will decrease in value if interest rates rise and will increase in value if interest rates decline.

Zero-Coupon Bond Risk.  Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on its investment.  Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Securities Risk.  To the extent the Fund invests in depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Emerging Market Risk. Investing in securities of foreign developing countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Non-Diversified Fund Risk.  The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Leveraging Risk. Leverage involves special risks. There is no assurance that a Fund will leverage its portfolio or, if it does, that a Fund’s leveraging strategy will be successful. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. The Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the Fund are limited in their ability to engage in short selling and derivative transactions and are required to identify and earmark assets to provide asset coverage for short positions and derivative transactions. The Fund’s transactions in futures contracts, swaps and options could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception period compare with those of the Fund’s benchmark, the S&P 500 Index and that of the Consumer Price Index. The Fund has been in existence since December 22, 2009.

Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares, which have not yet commenced operations, will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

FUSION FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	0.05%	3Q 2010
Worst quarter:	(1.98)%	2Q 2010

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2010
Average Annual Total Returns American Independence Fusion Fund		1 Year	Since Inception	Inception Date
Institutional Class Shares		(2.89%)	(2.87%)	Dec. 22, 2009
Institutional Class Shares - Return After Taxes on Distributions		(2.89%)	(2.87%)	Dec. 22, 2009
Institutional Class Shares - Return After Taxes on Distributions and sale of shares		(1.88%)	(2.44%)	Dec. 22, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	12.14%	Dec. 22, 2009
Consumer Price Index	[1]	2.15%	2.15%	Dec. 31, 2009
[1]	The since inception return for the Consumer Price Index is from December 31, 2009 through the reporting period since the CPI is only reported on a monthly basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.